Short-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Amount outstanding at end of year	$ 189,116	$ 204,162
Cash Management [Member]
Short-term Debt [Line Items]
Amount outstanding at end of year	189,116	204,162	159,846
Maximum amount outstanding at any month end	209,370	204,162	166,374
Average amount outstanding	$ 189,430	$ 180,275	$ 152,982
Weighted average interest rate, For the year (in hundredths)	0.74%	0.82%	0.96%
Weighted average interest rate, As of year end (in hundredths)	0.72%	0.82%	0.89%